Operating Leases (Details 2)	12 Months Ended
Jan. 31, 2020 CAD ($)
2021	$ 741,318
2022	781,611
2023	832,880
2024	884,399
2025	936,179
Therafter	5,030,874
Less: imputed interest	(4,504,969)
Present value of operating lease liabilities	$ 4,702,292